Equity (Details) - Schedule of equity - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Equity Abstract
Common stock – par value $0.01, 34,154,062 shares issued and outstanding (in Shares)	341,541	341,541
Net income available to common shareholders	$ 11,797,960	$ 1,253,869
Translation of foreign subsidiaries, net of tax	(20,841)	(1,049,440)
Non-controlling interest	1,908	(77,975)
Total	$ 12,120,568	$ 11,752,595